Note 42 Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 354	€ 347	€ 284
Other operating income	269	272	244
Miscellaneous other operating income	€ 623	€ 619	€ 528